Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Consolidated Statements of Profit and Loss

Below is a summary of the Group’s segments and a reconciliation between the results from operations as per segment information and the results from operations as per the Condensed Consolidated Statements of Profit and Loss.

	For the Three Months Ended March 31, 2022
						Total as
						per
						statement
			All other	Total	Reconciliation	of profit
	UK	US	segments	segments	adjustments	and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	15,670	250,512	335	266,517	(71)	266,446
Inter-segment revenue	—	—	(64)	(64)	64	—
Segment revenue	15,670	250,512	271	266,453	(7)	266,446
Clinical care delivery expense	(11,872)	(12,394)	(261)	(24,527)	600	(23,927)
Claims expense	—	(247,552)	—	(247,552)	—	(247,552)
Other operating expenses, excluding amortization and depreciation	(31,225)	(34,176)	(9,505)	(74,906)	(706)	(75,612)
Change in fair value of warrant liabilities	—	—	5,575	5,575	—	5,575
Exchange (loss) / gain	(4,078)	2,353	(16,657)	(18,382)	17,935	(447)
Segment EBITDA	(31,505)	(41,257)	(20,577)	(93,339)	17,822	(75,517)
Depreciation and amortization						(9,458)
Change in fair value of warrant liabilities						(5,575)
Exchange gain						447
Operating loss						(90,103)

	For the Three Months Ended March 31, 2021
						Total as
						per
						statement
			All other	Total	Reconciliation	of profit
	UK	US	segments	segments	adjustments	and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	41,242	29,244	434	70,920	373	71,293
Inter-segment revenue	—	—	4	4	(4)	—
Segment revenue	41,242	29,244	438	70,924	369	71,293
Clinical care delivery expense	(9,269)	(4,597)	(596)	(14,462)	2,639	(11,823)
Claims expense	—	(23,917)	—	(23,917)	—	(23,917)
Other operating expenses, excluding amortization and depreciation	(26,442)	(11,316)	(2,386)	(40,144)	(2,311)	(42,455)
Exchange (loss) / gain	(632)	(49)	1,788	1,107	(1,680)	(573)
Gain on sale	—	—	3,917	3,917	—	3,917
Share of loss of equity-accounted investees	—	(455)	—	(455)	—	(455)
Segment EBITDA	4,899	(11,090)	3,161	(3,030)	(983)	(4,013)
Depreciation and amortization						(5,848)
Exchange loss						573
Gain on sale of subsidiary						(3,917)
Share of loss of equity-accounted investees						455
Operating loss						(12,750)

Below is a summary of the Group’s segments and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statements of Profit and Loss.

	For the Year Ended December 31, 2021
						Total as
						per
						statement
			All other	Total	Reconciliation	of profit
	UK	US	segments	segments	adjustments	and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	88,967	232,296	1,610	322,873	48	322,921
Inter-segment revenue	2,205	(3,964)	1,756	(3)	3	0
Segment revenue	91,172	228,332	3,366	322,870	51	322,921
Cost of care delivery	(41,542)	(253,998)	(1,590)	(297,130)	7,458	(289,672)
Other operating expenses, excluding amortization and depreciation	(114,975)	(105,602)	(171,951)	(392,528)	(8,226)	(400,754)
Change in fair value of warrant liabilities	—	—	27,811	27,811	—	27,811
Exchange (loss) / gain	(1,844)	189	1,390	(265)	1,133	868
Gain on sale of subsidiary	—	—	2,687	2,687	1,230	3,917
Gain on remeasurement of equity interest	—	—	10,495	10,495	—	10,495
Share of loss of equity-accounted investees	—	(2,602)	—	(2,602)	—	(2,602)
Segment EBITDA	(67,189)	(133,681)	(127,792)	(328,662)	1,646	(327,016)
Depreciation and amortization						(35,004)
Change in fair value of warrant liabilities						(27,811)
Exchange gain						(868)
Gain on sale of subsidiary						(3,917)
Gain on remeasurement of equity interest						(10,495)
Share of loss of equity-accounted investees						2,602
Operating loss						(402,509)

	For the Year Ended December 31, 2020
						Total as
						per
						statement
			All other	Total	Reconciliation	of profit
	UK	US	segments	segments	adjustments	and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	44,000	32,226	2,968	79,194	78	79,272
Inter-segment revenue	1,194	(3,094)	1,766	(134)	134	0
Segment revenue	45,194	29,132	4,734	79,060	212	79,272
Cost of care delivery	(34,600)	(34,381)	(7,205)	(76,186)	8,932	(67,254)
Other operating expenses, excluding amortization and depreciation	(127,762)	(27,190)	(3,990)	(158,942)	(14,100)	(173,042)
Exchange (loss) / gain	403	(246)	17,060	17,217	(20,053)	(2,836)
Share of loss of equity-accounted investees	—	—	(1,124)	(1,124)	—	(1,124)
Segment EBITDA	(116,765)	(32,685)	9,475	(139,975)	(25,009)	(164,984)
Depreciation and amortization						(14,487)
Exchange loss						2,836
Share of loss of equity-accounted investees						1,124
Operating loss						(175,511)

	For the Year Ended December 31, 2019
						Total as
						per
						statement
			All other	Total	Reconciliation	of profit
	UK	US	segments	segments	adjustments	and loss
	$’000	$’000	$’000	$’000	$’000	$’000
External revenue	14,633	—	1,410	16,043	(9)	16,034
Inter-segment revenue	4,081	(2,669)	(1,382)	30	(30)	—
Segment revenue	18,714	(2,669)	28	16,073	(39)	16,034
Cost of care delivery	(25,707)	(160)	(373)	(26,240)	6,430	(19,810)
Other operating expenses, excluding amortization and depreciation	(119,895)	(23,273)	(5,340)	(148,508)	(8,040)	(156,548)
Exchange (loss) / gain	314	(83)	16,584	16,815	260	17,075
Segment EBITDA	(126,574)	(26,185)	10,899	(141,860)	(1,389)	(143,249)
Depreciation and amortization						(2,496)
Exchange gain						(17,075)
Operating loss						(162,820)

Disaggregation of Revenue

Below is a summary of the revenue derived from the Group’s major customers:

	For the Three Months Ended March 31,
	2022		2021
	$‘000	% of revenue	$‘000	% of revenue
Customer 1	145,043	54.4%	12,420	17.4%
Customer 2	61,446	23.1%	—	—
Customer 3	14,381	5.0%	12,148	17.0%
Customer 4	2,530	1.0%	30,129	42.3%

Geographical Information

Revenue from external customers attributed to individual countries is summarized as follows:

	For the Three Months Ended March 31,
	2022	2021
	$’000	$’000
UK	9,435	7,786
US	250,597	29,808
Asia-Pacific	3,634	3,410
Canada	2,530	30,129
Rest of World	250	160
Total	266,446	71,293

Below is a summary of the revenue derived from the Group’s major customers:

	For the Year Ended December 31,
	2021		2020		2019
	$‘000	% of revenue	$‘000	% of revenue	$‘000	% of revenue
Customer 1	119,785	37.1%	11,918	15.0%	2,215	13.8%
Customer 2	39,764	12.3%	9,706	12.3%	2,465	15.4%
Customer 3	38,705	12.0%	9,505	12.0%	5,607	34.9%
Customer 4	N/A	N/A	14,937	18.9%	N/A	N/A

Geographical Information

Revenue from external customers attributed to individual countries is summarized as follows:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
UK	35,490	28,827	12,189
US	232,708	32,689	—
Asia-Pacific	14,965	11,585	2,215
Canada	38,705	3,207	564
Rest of World	1,053	2,964	1,066
Total	322,921	79,272	16,034